126 East King Street Lancaster, Pennsylvania 17602 Tel (717) 299-5201 Fax (717) 291-4660 www.barley.com	Kimberly J. Decker, Esquire Direct Dial Number: 717-399-1506 E-mail: kdecker@barley.com

January 20, 2015

Kathryn McHale

Senior Staff Attorney

United States Securities and Exchange Commission

Division of Corporate Finance

100 F Street, NE

Washington, DC 20549

Re:	Riverview Financial Corporation

Registration Statement on Form S-4

Filed December 17, 2014

File No. 333-201017

Dear Ms. McHale:

The purpose of this letter is to respond to your letter dated January 13, 2015, addressed to Mr. Robert M. Garst, Chief Executive Officer of Riverview Financial Corporation (“Riverview”), related to the Registration Statement on Form S-4 of Riverview referenced above. To assist you in reviewing our response, we will precede each response below with the text of the comments from your letter.

Form S-4

Cover page/Letter to Stockholders

1.	Please revise the cover page to quantify Riverview’s closing stock price as of the date preceding public announcement of the proposed transaction and the latest practicable date.

Response: We have made the requested revision.

2.	Please include the aggregate cash offered in the merger in addition to the per share quantification you have provided.

Response: We have made the requested revision.

Barley Snyder

Lancaster — York — Reading — Hanover — Malvern — Hunt Valley

January 20, 2015

3.	Please revise the cover page to clarify that the merger consideration is subject to adjustment under certain circumstances, as you have disclosed in the last Q&A on page 1 and the last paragraph on page 7.

Response: We have made the requested revision.

Questions and Answers.

What are the federal income tax consequences of the merger?, page 2

4.	Refer to your disclosure in the last paragraph on page 2. While you may recommend that investors consult their own tax advisors with respect to tax consequences, you may not tell them they “should” do so. These statements suggest that investors may not rely on the description of tax consequences included in the prospectus. Please eliminate this language from this paragraph. Also make corresponding revisions to your disclosure on page 8.

Response: We have made the requested revisions.

Do I have appraisal or dissenters’ rights?, page 4

5.	Revise to briefly summarize the procedures that Citizens shareholders must follow to exercise and perfect their appraisal rights. Also revise to provide the specific information that must be included in the shareholder’s written notice of intent to dissent and the address to which the notice must be sent.

Response: We have made the requested revisions.

Summary

Citizens’ Directors and Executive Officers Have Financial Interests..., page 9

6.	Please revise to quantify or estimate, to the extent possible, the fees that will be paid to the directors of Citizens for participation in the advisory board referenced in the fourth bullet.

Response: We have revised the disclosure to reflect that advisory board members will receive a fee of $250 per meeting.

Holders of Citizens Common Stock Have Dissenters’ Rights, page 9

7.

Please revise to clarify, if true, that to perfect their dissenters’ rights, Citizens shareholders must vote against the Merger, abstain from voting or not send in a proxy. In this regard, we note that while your disclosure on page 9 indicates that shareholders must

January 20, 2015

“not vote in favor of the merger agreement or give notice of dissent,” your disclosure on page 41 indicates that shareholders must “vote against the merger, or give [notice of dissent].” Also clarify whether submitting a blank proxy card prohibits asserting dissenters’ rights. Please make corresponding revisions to the section headed “The Merger—Shareholders Have Dissenters Rights in the Merger”.

Response: We have clarified that, in order to qualify for dissenters rights, a Citizens shareholder must either (a) vote against the merger or (b) not vote for the merger and deliver a written notice to Citizens and/or the presiding officer of the special meeting, at Citizens National Bank of Meyersdale, 135 Center Street, Meyersdale, Pa 15552, Attn.: Secretary, before the vote takes place. We have additionally clarified that if a shareholder has delivered the written notice of dissent, he or she is not required to vote his or her shares against the merger, but must simply refrain from voting for the merger. However, a failure to vote – by not returning the enclosed proxy card, by checking the “abstain” box on the proxy card or by failing to instruct a broker with respect to the proposal to approve the merger – will not entitle a Citizens shareholder to the rights of a dissenting shareholder unless he or she also gives notice of dissent, in writing, to Citizens as stated above.

Unaudited Pro Forma Combined Financial Information, page 13

8.	Please revise the introductory paragraphs to discuss the source of the $13.00 value assigned to Riverview’s shares used in preparing these financial statements.

Response: We have made the requested revision.

9.	Please revise footnote 11 to these financial statements to provide a reconciliation of the amounts disclosed therein to the pro forma adjustment reflected in the pro forma financial statements.

Response: We have made the requested revision.

10.	Please revise footnote 12 to these financial statements to disclose the basis for including the additional interest expense to be incurred in the year subsequent to the acquisition in the pro forma financial statements. Article 11 of Regulation S-X states that adjustments to pro forma income statements should give effect to events that are expected to have a continuing impact on the company. Also, please revise to clarify how you determined the amounts of the adjustments reported in the periods ended September 30, 2014 and December 31, 2013.

Response: We have made the requested revisions.

January 20, 2015

11.	Please revise to provide a footnote to these financial statements to disclose how pro forma EPS was calculated, including a reconciliation of the shares used in that calculation.

Response: We have made the requested revision.

Comparative per Share Data (Unaudited), page 20

12.	Please revise to disclose the Riverview and Citizens comparative per share data as of the date preceding public announcement of the proposed transaction. See Item 3(g) of Form S-4.

Response: We have made the requested revision.

The Merger, page 27

13.	Please provide us with copies of the board books that were provided to the respective boards of directors.

Response: Separately, we have provided to the Staff, on a confidential and supplemental basis pursuant to Rule 12b-4 under the Exchange Act of 1934, as amended, and Rule 418 under the Securities Act of 1933, as amended, copies of all materials that were prepared by the respective financial advisers to, and provided to the Board of Directors of, each of the parties. In accordance with such rules, we have requested that such materials be returned promptly following completion of the Staff’s review thereof. By separate letter, we have also requested confidential treatment of such materials pursuant to the provisions of 17 C.F.R. § 200.83. These materials are being submitted for the information of the Commission only and not as part of the filing; we would request that these materials be used by the Staff only for the purpose of its review of the filing.

Background of the Merger, page 27

14.	Please substantially revise this section to provide greater detail regarding the background of the merger and provide specific/quantified information where applicable. In particular, and without limitation, please revise to:

•	clarify whether Citizens initiated discussions with Riverview regarding the possibility of a partnership or vice versa;

•	disclose the substance of the discussions, e.g., price, management carryover, deal protection provisions, etc., between the parties at the various meetings referenced in this section;

•	disclose any substantive terms that were negotiated, revised and agreed upon, including pursuant to the indication of interest letter dated on or about August 12,

January 20, 2015

2014 and as revised on or about August 19, 2014, the revised offer letter dated on or about August 28, 2014, the revised offer letter dated on or about October 15, 2014, the draft merger agreement and the definitive merger agreement;

•	discuss the reasons for any adjustment to any exchange ratio(s) proposed or discussed between the parties;

•	explain why Citizens’ board decided to pursue a business combination with Riverview rather than the other “potential partners” referenced on page 27; and

•	clarify whether Citizens or Sandler had received any indications of interests from any other financial institutions, whether solicited or unsolicited, regarding a possible acquisition of Citizens.

Response: We have revised this section to provide the requested additional information.

15.	Please revise to clarify whether Citizens’ board authorized Sandler to contact the other “potential partners” referenced on page 27. If so, please revise your discussion to indicate:

•	what the other party did after being contacted by Sandler, i.e., whether it responded or not, the date of any such response, etc.;

•	whether Citizens’ board subsequently requested that Sandler engage in any negotiations with the other party and if so, the substance of such negotiations; and

•	whether the other party was invited to conduct due diligence.

Response: We have revised this section to provide the requested additional information.

16.	Refer to your disclosure in the penultimate sentence of the first paragraph on page 28. Please revise to clarify the role of “Ambassador” in the merger transaction.

Response: We have clarified that Ambassador Advisors, LLC was acting as a financial advisor to Riverview.

17.	Your disclosure on page 29 references Riverview’s commitment to “consider employing certain senior officers of Citizens as employees of Riverview after the merger.” Please revise to describe in greater detail the “certain senior officers” to whom this sentence refers. To the extent that Riverview has any plans to employ, in addition to Mr. Walters, any other senior officers of Citizens following the merger, please revise to describe as appropriate.

Response: We have clarified that Riverview considered hiring three of Citizens senior executives (Timothy Walters, Michael Paulman and Kelly Walsh). Riverview has entered into an employment agreement with Mr. Walters, and will

January 20, 2015

employ, at will, Michael Paulman. Ms. Walsh has voluntarily left the employ of Citizens and is the only one of the three who will not be employed by Riverview post merger.

Opinion of Citizens’ Financial Advisor, page 33

18.	Please revise to state that Sandler O’Neill has consented to the inclusion of its opinion in the prospectus.

Response: We have made the requested revision.

19.	We note your disclosure in the fourth and fifth bullets on page 34 that Sandler reviewed and considered certain internal financial projections and long-term estimated growth rates for each of Citizens and Riverview. Please provide the staff with those materials and disclose any material projections, including revenue, net income, and earnings per share for two years.

Response: The requested information is included in the confidential materials separately submitted to the SEC in connection with the SEC’s comment 13, above, and subject to the same request for confidential treatment as stated in our response to comment 13. Specifically, the parties’ respective projections are contained on slides 12 and 20 of the Sandler O’Neill board presentation materials.

In addition, we have disclosed the material projections of both Citizens and Riverview immediately following Sandler O’Neill’s analysis, beginning on page 43.

Sandler O’Neill’s Relationship, page 40

20.	We note your disclosure of the fees paid by Citizens to Sandler O’Neill pursuant to its current engagement with respect to their fairness opinion. Please supplement this disclosure by describing any material relationship that has existed between either Riverview or Citizens and Sandler O’Neill, and any compensation received as a result of such relationship, during the past two years as contemplated by Item 1015(b)(4) of Regulation M-A. See Item 4(b) of Form S-4.

Response: Riverview has had no relationship with Sandler O’Neill. As disclosed in the 5th paragraph under the heading “Background of the Merger” on page 27, Citizens used Sandler O’Neill’s services in the prior two year period in connection with distressed loan sales. We have revised the disclosure on page 43 to reference that prior relationship and to indicate the fees that were paid to Sandler in connection with those prior transactions.

January 20, 2015

Shareholders Have Dissenters’ Rights in the Merger, page 41

21.	The first paragraph of this section indicates that your disclosure constitutes a “summary” of the provisions of 12 U.S.C. Section 214a of the National Bank Act. Please revise to indicate, if true, that all material information is discussed.

Response: We have revised to indicate that the summary includes all material requirements of Section 214a of the National Bank Act.

22.	Please restate the date of the special meeting in this section.

Response: We have made the requested revision.

The Merger Agreement, page 44

23.	We note your statements in the introductory paragraph that:

•	“[t]he merger agreement is not intended to provide any other factual information about Riverview, Citizens, or any of their respective subsidiaries and affiliates;”

•	“[t]he representations, warranties and covenants contained in the merger agreement...were solely for the benefit of the parties to the agreement...;” and

•	“[i]nvestors should not rely on the representations, warranties and covenants of any description thereof as characterizations of the actual state of facts or condition of Riverview, Citizens, or any of their respective subsidiaries or affiliates.”

Please revise to delete these limitations, which imply that investors should not rely upon the disclosures regarding the merger agreement, the terms and conditions of the merger agreement and the representations, warranties and covenants contained in the merger agreement. Make corresponding revisions to similar statements contained elsewhere in the prospectus, as appropriate.

Response: We have revised the introductory paragraph in light of your comments as follows:

“The following section describes certain aspects of the merger, including material provisions of the merger agreement. The following description of the merger agreement is subject to, and qualified in its entirety by reference to, the merger agreement, which is attached to this proxy statement/prospectus as Annex A and is incorporated by reference in this proxy statement/prospectus. We urge you to read the merger agreement carefully and in its entirety, as it is the legal document governing this merger.

January 20, 2015

Investors may want to note that the representations, warranties and covenants contained in the merger agreement are subject to limitations agreed upon by the parties as stated in the Agreement, including being qualified by confidential disclosures made for the purposes of allocating contractual risk between the parties to the agreement, none of which materially alter the representations and warranties made by either party, and are subject to standards of materiality applicable to the contracting parties, as described in the agreement, that may differ from those applicable to investors.

We have revised similar language on page 6 under the heading “The Merger Agreement” in the same fashion.

24.	Please revise to include disclosure acknowledging that if specific material facts exist that contradict the representations, warranties and covenants in the merger agreement, you have provided corrective disclosure. Make corresponding revisions to similar statements contained elsewhere in the prospectus, as appropriate. Please refer to the following examples of inappropriate disclosure:

•	your reference in the fifth sentence to certain “confidential disclosures” that you state qualify the representations, warranties and covenants contained in the merger agreement; and

•	your statement in the last sentence that “[i]nformation concerning the subject matter of the representations, warranties and covenants may change after the date of the agreement, which subsequent information may or may not be fully reflected in public disclosures by Riverview or Citizens.”

Response: Please see our response to SEC Comment 23 wherein we revised our disclosure to indicate that none of the confidential disclosures materially alter the representations and warranties made by either party in the merger agreement.

Certain Material United States Federal Income Tax Consequences..., page 53

25.	We note that the heading of this section and the first and last sentences on page 53 refer to “certain” material United States federal income tax consequences of the

January 20, 2015

merger. Please revise your disclosure to ensure that you discuss all material consequences.

Response: We have deleted the word “certain”.

26.	Refer to the last paragraph on page 53. Your tax disclosure should not assume the tax consequence in issue, i.e., “[a]ssuming that the merger will be treated as a reorganization....” Please revise to state clearly that it is the opinion of counsels that the merger will constitute a reorganization, rather than assuming it qualifies as such.

Response: We have revised this sentence as follows: “Barley Snyder and Shumaker Williams have opined that the merger will be treated as a reorganization within the meaning of Section 368(a) of the Internal Revenue Code. The discussion below sets forth the opinion of Barley Snyder LLP and Shumaker Williams, P.C. as to the material United States federal income tax consequences of the merger to Riverview and to Citizens shareholders.”

Information about Riverview Financial Corporation Transactions with Related Parties, page 65

27.	We note your disclosure that your loans to your insiders are on substantially the same terms as those with “other persons”. Please confirm that you could have provided the correct representation in Instruction 4(c)(ii) (“persons not related to the lender”) to Item 404(a) of Regulation S-K and revise to include the correct language for the representation.

Response: We have replaced the phrase “other persons” with the phrase “persons not related to the lender” and can confirm that that is a correct representation.

Executive Compensation, page 65

28.	Please be advised that your next amendment should include compensation information for the fiscal year ended December 31, 2014. For guidance, refer to Regulation S-K Compliance and Disclosure Interpretation 217.11, available on the SEC website. Also revise Citizens’ Director Summary Compensation Table on page 107 accordingly.

Response: We have made the requested revision.

January 20, 2015

Summary Compensation Table, page 65

29.	Please revise to disclose how the bonus amounts in the table were determined. Refer to Item 402(o) of Regulation S-K.

Response: We have made the requested revision.

Non-Interest Income, page 74

30.	Please revise to discuss how a write-down of other real estate owned resulted in a gain as reflected in the table on page 74.

Response: The reference to a “write down” was a typographical error that we have now fixed. We should instead have referred to a “write up”.

Loans, page 77

31.	Please revise to provide a tabular presentation of your loan portfolio by loan segment at September 30, 2014 and December 31, 2013 or tell us why you do not believe such a presentation is required. Please similarly revise the discussion of loans on pages 112 and 121 or advise.

Response: We have made the requested revision.

Loans, page 91

32.	Please revise here or elsewhere, as appropriate, to provide Industry Guide 3 disclosures for each of the last five fiscal years with respect to Items III and IV or tell us how you meet the requirements of paragraph 3.3.c of the Industry Guide.

Response: We have made the requested revisions.

33.	Please revise the categories presented in the narratives that discuss your loan portfolio segments, their underlying characteristics and underwriting policies and procedures to mirror the categories presented in your loan table on page 91. For instance, the current narrative categories do not appear to identify and discuss the residential real estate segment presented in the table.

Response: We have made the requested revision.

January 20, 2015

Information about the Citizens National Bank of Meyersdale, page 104 General

34.	Please provide the information required by Item 404 of Regulation S-K for any officers and directors of Citizens that will be continuing with Riverview.

Response: We have provided the requested information.

Information As to Directors of Citizens..., page 106

35.	Please expand your disclosure with respect to each director/proposed appointee to specifically discuss what aspects of the individual’s experience led to the conclusion that the person should serve as a director of Riverview. See Item 401(e) of Regulation S-K.

Response: We have made the requested revision.

Beneficial Ownership of Principal Holders, page 106

36.	Please revise to disclose the address of each person known to be the beneficial owner of more than five percent of Citizens’ common stock. See Item 403 of Regulation S-K.

Response: We have made the requested revision.

Legal Matters, page 129

37.	Please provide the addresses of counsels pursuant to Paragraph 23 of Schedule A to the Securities Act.

Response: We have made the requested revision.

January 20, 2015

Financial Statements of Citizens National Bank of Meyersdale, beginning on page F-85

38.	We note that several of the columnar headings in the audited financial statements identify the information presented for 2012 as unaudited. We also note similar references in some of the footnotes (e.g., Note 7). We also note that there is an audit report issued on 2012 financial statements that is filed in the registration statement. Please revise to explain the references to the unaudited information presented in the audited financial statements or to remove the reference, as appropriate.

Response: We have included the following explanation under the heading “Experts” on page 134 as well as on the Index to Financial Statements for Citizen’s financial statements on page F-85:

“CliftonLarsonAllen audited the balance sheet and related footnotes of The Citizens National Bank of Meyersdale as of December 31, 2012. CliftonLarsonAllen did not express an opinion on the statements of income, changes in stockholders’ equity or cash flows and the related footnotes for the year then ended because the financial statements of the previous year had not been audited, and those statements and footnotes are labeled as “unaudited”.

Part II.

Item 21. Exhibits and Financial Statement Schedules

General

39.	Please file as exhibits:

•	the form of common stock certificate of Riverview;

•	all contracts or forms thereof entered into pursuant to the merger, including, without limitation, any agreements regarding Timothy E. Resh’s and Frances A. Bedekovic’s respective appointments to serve as directors of Riverview; and

•	the consents of each of Mr. Resh and Ms. Bedekovic, as required by Rule 438 of the Securities Act of 1933.

Response: We have filed the form of Riverview common stock certificate as Exhibit 4.1. There are no contracts entered into pursuant to the merger agreement other than the Employment Agreement of Mr. Walters, which was previously filed. We have filed the consents of each of Mr. Resh and Ms. Bedekovic as Exhibits 99.3 and 99.4.

January 20, 2015

Exhibit 2.1

40.	With respect to Exhibit 2.1, please disclose your agreement to furnish supplementally a copy of any omitted schedules or similar supplements to the Commission upon request. This agreement may be included in the exhibit index to your registration statement. See Item 601(b)(2) of Regulation S-K.

Response: We have made the requested revision.

Exhibit 8.1

41.	Please revise the assumption numbered (iii) in the third paragraph on page 1 to limit counsel’s reliance on “all of the information, facts, statements, representations and covenants” to factual matters.

Response: We have made the requested revision.

42.	Please revise the first full paragraph on page 2 to state that the discussion referenced in the opinion numbered (ii) constitutes counsel’s opinion.

Response: We have made the requested revision.

43.	We note your tax opinion is issued “as of the date hereof” and counsel does not intend to update or supplement the opinion. Please revise this language to refer to the date of effectiveness of the registration statement or represent to the staff that you will file an updated opinion with your acceleration request. This comment also applies to the tax opinion filed as exhibit 8.2.

Response: We intend to file updated tax opinions (both Exhibits 8.1 and 8.2) with our acceleration request.

Exhibit 8.2

44.	We note that the tax opinion filed as exhibit 8.2 is dated as of December 16, 2015, which appears to be a typographical error. Please revise.

Response: We have corrected the error.

January 20, 2015

Exhibit 23.5

45.	We note that the consent of Sandler O’Neill does not comply with Rule 436(a) of the Securities Act of 1933, as the consent does not expressly state that Sandler consents to the quotation or summarization of its opinion in the registration statement. Please refile the consent with the proper representation.

Response: We have made the requested revision.

Item 22. Undertakings

46.	Please furnish the undertaking required by Item 22(b) of Form S-4 or tell us why you are not required to do so.

Response: Riverview and Citizens have not (and may not under the S-4 rules) use incorporate by reference for the indicated items. However, we have nevertheless revised the undertakings to include this item.

Signatures

47.	In the third paragraph of the signature page, we note the reference to “Amendment No. 2” to the registration statement on Form S-4, which appears to be a typographical error. Please revise.

Response: We have made the requested revision.

We have sent, via federal express, a fully redlined copy of the S-4 showing the revisions that have been made. Please contact the undersigned if you have any questions.

Sincerely,

/s/ Kimberly J. Decker
Kimberly J. Decker

cc:	Robert M. Garst

Paul Adams, Esq.